COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments, License Agreement, Liens and Pledges) (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 22, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 19, 2012
Lease commitments:
Rent expense			$ 167,000	$ 119,000	$ 131,000	$ 126,000
License Agreement:
Royalty percent on foreign sales	2.90%	7.00%	7.00%
Royalty percent on sales under threshold in the US	2.90%	7.00%	7.00%
Sales threshold for determining royalty fee		10,000,000	10,000
Royalty percent on sales exceeding threshold in the US	2.90%	10.00%	10.00%
Royalties expenses	205,587		136,000	39,000
Estimated cost included in loss from discontinued operations	85,000
Shares issued for services, shares	860,000
Closing price per share							$ 2.05
Liens and pledges
Restricted cash		37,000	37,000
Building [Member]
Operating Leased Assets [Line Items]
2013			345,000
2014			320,000
2015			122,000
Total aggregate future minimum lease obligations			787,000
Vehicles [Member]
Operating Leased Assets [Line Items]
2013			58,000
2014			46,000
2015			22,000
Total aggregate future minimum lease obligations			$ 126,000